Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Summary of Related Party Transactions
Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2017	June 30, 2016	June 30, 2017	June 30, 2016
	$	$	$	$
Time-charter revenues (i)	—	2,452	—	4,987
Pool management fees and commissions (ii)	(1,063)	(2,750)	(2,799)	(5,886)
Commercial management fees (iii)	(480)	(408)	(1,187)	(748)
Vessel operating expenses - technical management fee (iv)	(2,196)	(2,276)	(4,422)	(4,587)
Strategic and administrative service fees (v)	(4,253)	(2,775)	(6,917)	(4,990)
Lay-up service revenues	—	116	6	116
LNG terminal services revenue (vi)	84	—	168	—
Technical management fee revenues (vii)	1,220	—	1,220	—
Service revenues	277	—	277	—
Entities under Common Control (note 3):
Pool management fees and commissions	1,063	2,750	2,799	5,886
Commercial management fees	480	408	1,187	748
Strategic and administrative service fees (v)	(2,891)	(4,178)	(7,026)	(8,148)
Technical management fee revenues (vii)	2,137	2,641	4,890	5,358
Service revenues	638	1,482	1,772	3,011

(i)
The Company chartered-out the Navigator Spirit to Teekay under a fixed-rate time-charter contract, which was scheduled to expire in July 2016. On May 18, 2016, the contract was transferred to the Americas Spirit, and subsequently expired on July 15, 2016.

(ii)
The Company’s share of the Pool Managers’ fees is reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of (loss) income. The Company acquired the Pool Managers on May 31, 2017 (notes 3 and 5(c)). Subsequent to the acquisition, the Company's share of the Pool Managers' fees has been eliminated.

(iii)
The Manager’s commercial management fees for vessels on time charter-out contracts and spot-traded vessels not included in the pool, which are reflected in voyage expenses on the Company’s consolidated statements of (loss) income. Subsequent to the acquisition, the Company's share of the Manager's commercial management fees has been eliminated.

(iv)	The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company's consolidated statements of (loss) income.

(v)
The Manager's strategic and administrative service fees have been presented in general and administrative fees on the Company's consolidated statements of (loss) income. The Company's executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company's long-term incentive plan described in note 10) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company's management matters through the strategic portion of the management fee.

(vi)
In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly owned by Teekay LNG Partners L.P. (or TGP) (which is controlled by Teekay), for the Bahrain LNG Import Terminal (or the Terminal). The Terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly owned by TGP, has a 30% interest.

(vii)
The Company receives reimbursements from Teekay who subcontracts technical management services from the Manager. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of (loss) income.